Note 10 - Finance Expense (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Details of finance expense [text block]
	Year Ended December 31,
	2025	2024	2023
Loan interest expense	$51,594	$37,466	$2,174
Lease interest expense	775	1,063	809
Total Finance expense	$52,369	$38,529	$2,983